Eaton Vance
Government Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 3.8%
Security	Principal Amount (000's omitted)	Value
CFMT LLC, Series 2023-HB12, Class M4, 4.25%, 4/25/33(1)(2)	$3,490	$ 2,781,190
KKR SFR Warehouse Participation, 8.836%, (30-day SOFR Average + 3.50%), 12/13/24(3)	3,369	3,356,931
Loandepot GMSR Master Trust, Series 2018-GT1, Class A, 8.998%, (1 mo. SOFR + 3.664%), 10/16/25(1)(3)	1,000	961,365
NewRez Warehouse Securitization Trust, Series 2021-1, Class E, 8.70%, (1 mo. SOFR + 3.364%), 5/25/55(1)(3)	3,813	3,837,491
NRZ Excess Spread-Collateralized Notes:
Series 2021-FNT1, Class A, 2.981%, 3/25/26(1)	212	198,948
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	1,230	1,146,332
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(1)	1,000	682,585
STAR Trust, Series 2021-SFR1, Class H, 9.899%, (1 mo. SOFR + 4.564%), 4/17/38(1)(3)	500	456,669
VINE Trust, Series 2023-SFR1, Class E1, 4.75%, 12/17/40(1)	2,000	1,804,983
Total Asset-Backed Securities (identified cost $15,006,367)		$ 15,226,494

Collateralized Mortgage Obligations — 61.1%
Security	Principal Amount (000's omitted)	Value
Angel Oak Mortgage Trust I LLC, Series 2019-1, Class B1, 5.40%, 11/25/48(1)(2)	$1,000	$ 993,699
Brean Asset-Backed Securities Trust, Series 2023-RM6, Class A1, 5.25% to 1/25/28, 1/25/63(1)(4)	3,866	3,668,426
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	1,396	1,276,597
CFMT LLC, Series 2023-HB11, Class M2, 4.00%, 2/25/37(1)(2)	2,000	1,764,921
CHNGE Mortgage Trust:
Series 2023-1, Class A1, 7.065% to 2/25/26, 3/25/58(1)(2)	813	827,114
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(4)	2,723	2,754,954
COLT Mortgage Loan Trust, Series 2020-2, Class A1, 1.853%, 3/25/65(1)(2)	32	31,729
Deephaven Residential Mortgage Trust, Series 2020-2, Class B2, 5.786%, 5/25/65(1)(2)	500	494,444
Ellington Financial Mortgage Trust, Series 2022-4, Class A3, 5.90% to 12/25/25, 9/25/67(1)(4)	623	629,422
FARM Mortgage Trust, Series 2023-1, Class B, 3.034%, 3/25/52(1)(2)	3,128	2,259,197
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$0(5)	$ 5
Series 1822, Class Z, 6.90%, 3/15/26	37	37,214
Series 1829, Class ZB, 6.50%, 3/15/26	0(5)	504
Series 1896, Class Z, 6.00%, 9/15/26	11	10,645
Series 2075, Class PH, 6.50%, 8/15/28	17	17,548
Series 2091, Class ZC, 6.00%, 11/15/28	50	50,773
Series 2102, Class Z, 6.00%, 12/15/28	13	12,952
Series 2115, Class K, 6.00%, 1/15/29	92	92,386
Series 2142, Class Z, 6.50%, 4/15/29	31	31,413
Series 4107, Class SA, 0.00%, (2.506% - 30-day SOFR Average x 0.571, Floor 0.00%), 9/15/42(6)	419	294,225
Series 4107, Class SB, 0.00%, (2.506% - 30-day SOFR Average x 0.571, Floor 0.00%), 9/15/42(6)	208	146,267
Series 4107, Class SC, 0.00%, (2.506% - 30-day SOFR Average x 0.571, Floor 0.00%), 9/15/42(6)	500	350,749
Series 4107, Class SD, 0.00%, (2.506% - 30-day SOFR Average x 0.571, Floor 0.00%), 9/15/42(6)	373	203,394
Series 4204, Class AF, 5.00%, (30-day SOFR Average + 1.114%), 5/15/43(3)	540	486,350
Series 4212, Class NS, 0.00%, (5.263% - 30-day SOFR Average x 1.20, Floor 0.00%), 6/15/43(6)	287	257,751
Series 4259, Class UE, 2.50%, 5/15/43	257	233,438
Series 4623, Class SK, 0.00%, (3.49% - 30-day SOFR Average x 0.714, Floor 0.00%), 10/15/46(6)	259	153,187
Series 4938, Class KZ, 2.50%, 12/25/49	654	365,350
Series 5009, Class ZN, 3.50%, 7/25/50	871	714,790
Series 5028, Class AZ, 2.00%, 10/25/50	220	93,392
Series 5028, Class TZ, 2.00%, 10/25/50	1,091	587,747
Series 5031, Class Z, 2.50%, 10/25/50	1	345
Series 5035, Class AZ, 2.00%, 11/25/50	1,111	542,964
Series 5035, Class ZK, 2.50%, 11/25/50	1,239	746,946
Series 5035, Class ZT, 2.00%, 10/25/50	776	369,519
Series 5039, Class ZJ, 2.00%, 11/25/50	101	43,030
Series 5040, Class TZ, 2.50%, 11/25/50	184	99,268
Series 5042, Class PZ, 2.00%, 11/25/50	2,084	958,527
Series 5058, Class ZH, 3.00%, 5/25/50	156	95,051
Series 5071, Class CS, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(6)	1,266	695,805
Series 5072, Class ZU, 2.50%, 2/25/51	341	186,447
Series 5083, Class ZW, 2.50%, 3/25/51	500	271,147
Series 5090, Class PZ, 2.50%, 3/25/51	244	125,540
Series 5093, Class Z, 3.00%, 1/25/51	0(5)	39
Series 5101, Class EZ, 2.00%, 3/25/51	550	297,090
Series 5104, Class WZ, 3.00%, 4/25/51	130	87,620
Series 5114, Class ZH, 3.00%, 5/25/51	58	38,379
Series 5123, Class JZ, 2.00%, 7/25/51	110	60,162
Series 5129, Class HZ, 1.25%, 4/25/50	168	78,561
Series 5129, Class TZ, 2.50%, 8/25/51	449	230,351

Eaton Vance
Government Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5131, Class QZ, 3.00%, 7/25/51	$275	$ 176,392
Series 5132, Class LZ, 2.50%, 8/25/51	1,009	572,586
Series 5135, Class MZ, 2.50%, 8/25/51	1,954	1,170,266
Series 5136, Class ZJ, 2.50%, 8/25/51	2,095	1,225,691
Series 5139, Class DZ, 2.50%, 9/25/51	1,376	805,290
Series 5141, Class ZJ, 2.50%, 9/25/51	1,803	1,055,462
Series 5144, Class Z, 2.50%, 9/25/51	4,190	2,547,817
Series 5148, Class AZ, 2.50%, 10/25/51	3,128	1,907,601
Series 5150, Class ZJ, 2.50%, 10/25/51	1,713	1,038,771
Series 5150, Class ZN, 2.50%, 10/25/51	189	103,863
Series 5159, Class ZP, 3.00%, 11/25/51	433	277,638
Series 5159, Class ZT, 3.00%, 11/25/51	769	517,838
Series 5163, Class Z, 3.00%, 11/25/51	544	332,538
Series 5168, Class MZ, 3.00%, 10/25/51	1,034	683,551
Series 5300, Class EY, 6.00%, 12/25/52	2,000	2,079,706
Series 5324, Class MZ, 6.00%, 7/25/53	3,443	3,603,287
Series 5327, Class B, 6.00%, 8/25/53	2,350	2,432,175
Interest Only:(7)
Series 362, Class C12, 4.00%, 12/15/47	2,086	422,026
Series 4749, Class IL, 4.00%, 12/15/47	747	147,867
Series 4756, Class KI, 4.00%, 1/15/48	822	160,357
Series 4768, Class IO, 4.00%, 3/15/48	588	117,214
Series 4772, Class PI, 4.00%, 1/15/48	872	173,774
Series 4791, Class JI, 4.00%, 5/15/48	1,194	248,577
Series 4966, Class SY, 0.591%, (5.936% - 30-day SOFR Average), 4/25/50(6)	2,120	271,321
Series 5008, Class IE, 2.00%, 9/25/50	4,408	536,750
Series 5010, Class I, 2.00%, 9/25/50	3,309	404,749
Series 5010, Class IN, 2.00%, 9/25/50	2,405	291,314
Series 5010, Class NI, 2.00%, 9/25/50	2,763	334,731
Series 5016, Class UI, 2.00%, 9/25/50	2,683	326,689
Series 5017, Class DI, 2.00%, 9/25/50	4,695	571,705
Series 5024, Class CI, 2.00%, 10/25/50	5,181	627,904
Series 5025, Class GI, 2.00%, 10/25/50	1,128	138,721
Series 5028, Class TI, 2.00%, 10/25/50	1,444	137,316
Series 5038, Class DI, 2.00%, 11/25/50	7,273	878,667
Series 5051, Class S, 0.00%, (3.60% - 30-day SOFR Average, Floor 0.00%), 12/25/50(6)	4,263	151,546
Series 5070, Class CI, 2.00%, 2/25/51	7,990	1,053,811
Principal Only:(8)
Series 246, Class PO, 0.00%, 5/15/37	1,199	966,538
Series 3435, Class PO, 0.00%, 4/15/38	1,141	911,825
Series 4239, Class OU, 0.00%, 7/15/43	319	174,224
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2019-HQA3, Class B2, 12.959%, (30-day SOFR Average + 7.614%), 9/25/49(1)(3)	1,000	1,131,539
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
Series 1994-40, Class Z, 6.50%, 3/25/24	$1	$ 850
Series 1994-42, Class K, 6.50%, 4/25/24	5	5,174
Series 1994-82, Class Z, 8.00%, 5/25/24	5	4,619
Series 2000-49, Class A, 8.00%, 3/18/27	24	24,057
Series 2001-81, Class HE, 6.50%, 1/25/32	161	167,337
Series 2012-133, Class WS, 0.00%, (3.696% - 30-day SOFR Average x 0.833, Floor 0.00%), 12/25/42(6)	305	192,367
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,316	1,078,736
Series 2013-6, Class TY, 1.50%, 2/25/43	795	523,633
Series 2013-58, Class SC, 0.00%, (5.828% - 30-day SOFR Average x 1.50, Floor 0.00%), 6/25/43(6)	323	246,742
Series 2020-45, Class MA, 0.00%, (3.108% - 30-day SOFR Average x 0.80, Floor 0.00%), 6/25/43(6)	199	157,224
Series 2020-63, Class ZN, 3.00%, 9/25/50	95	56,118
Series 2021-3, Class ZH, 2.50%, 2/25/51	190	99,315
Series 2021-14, Class GZ, 2.50%, 3/25/51	134	67,174
Series 2021-42, Class ZD, 3.00%, 11/25/50	701	456,434
Series 2021-52, Class JZ, 2.50%, 8/25/51	1,640	982,646
Series 2021-56, Class LZ, 2.50%, 9/25/51	3,164	1,990,364
Series 2021-66, Class JZ, 2.50%, 10/25/51	1,385	826,721
Series 2021-77, Class WZ, 3.00%, 8/25/50	38	22,802
Series 2021-95, Class ZC, 3.00%, 8/25/51	537	355,519
Series 2023-12, Class LW, 6.00%, 4/25/53	2,000	2,079,801
Series 2023-13, Class LY, 6.00%, 4/25/53	2,000	2,085,725
Series 2023-14, Class EL, 6.00%, 4/25/53(9)	7,000	7,296,935
Interest Only:(7)
Series 2017-66, Class TI, 0.05%, (5.936% - 30-day SOFR Average), 10/25/42(6)	11,764	37,015
Series 2018-21, Class IO, 3.00%, 4/25/48	2,376	421,610
Series 2019-1, Class SA, 0.00%, (5.286% - 30-day SOFR Average, Floor 0.00%), 2/25/49(6)	1,235	57,141
Series 2020-23, Class SP, 0.591%, (5.936% - 30-day SOFR Average), 2/25/50(6)	2,084	270,302
Series 2020-45, Class HI, 2.50%, 7/25/50	3,200	457,659
Series 2020-45, Class IJ, 2.50%, 7/25/50	5,092	721,095
Series 2020-73, Class NI, 2.00%, 10/25/50	712	87,425
Series 2021-3, Class KI, 2.50%, 2/25/51	6,744	987,331
Series 2021-3, Class LI, 2.50%, 2/25/51	6,666	957,891
Series 2021-4, Class AI, 2.00%, 12/25/49	9,202	1,061,692
Series 2021-10, Class EI, 2.00%, 3/25/51	3,703	479,044
Principal Only:(8)
Series 379, Class 1, 0.00%, 5/25/37	762	602,901
Series 2014-9, Class DO, 0.00%, 2/25/43	473	352,985
Series 2014-17, Class PO, 0.00%, 4/25/44	1,049	754,646
Series 2023-55, Class OE, 0.00%, 11/25/53	6,206	5,089,898

Eaton Vance
Government Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Finance of America HECM Buyout, Series 2022-HB2, Class M5, 6.00%, 8/1/32(1)(2)	$1,000	$ 657,412
Government National Mortgage Association:
7.50%, 1/1/54(10)	1,690	1,720,901
Series 2016-168, Class JS, 0.00%, (4.336% - 1 mo. SOFR x 1.16, Floor 0.00%), 11/20/46(6)	32	20,944
Series 2017-137, Class AF, 5.00%, (1 mo. SOFR + 0.614%, Cap 5.00%), 9/20/47(3)	916	883,911
Series 2020-84, Class BZ, 2.50%, 6/20/50	686	370,439
Series 2021-1, Class ZD, 3.00%, 1/20/51	136	102,534
Series 2021-24, Class EZ, 2.50%, 1/20/51	393	217,621
Series 2021-24, Class KZ, 2.50%, 2/20/51	396	244,788
Series 2021-25, Class JZ, 2.50%, 2/20/51	224	110,908
Series 2021-49, Class VZ, 2.50%, 3/20/51	2	1,075
Series 2021-77, Class ZG, 3.00%, 7/20/50	48	27,494
Series 2021-97, Class MZ, 3.00%, 8/20/50	280	179,823
Series 2021-97, Class ZC, 3.00%, 8/20/50	598	389,924
Series 2021-105, Class MZ, 3.00%, 6/20/51	466	296,777
Series 2021-114, Class JZ, 3.00%, 6/20/51	185	113,921
Series 2021-118, Class EZ, 2.50%, 7/20/51	1,175	727,600
Series 2021-121, Class ZE, 2.50%, 7/20/51	37	19,583
Series 2021-122, Class ZL, 2.50%, 7/20/51	1,413	841,269
Series 2021-131, Class ZN, 3.00%, 7/20/51	304	203,042
Series 2021-136, Class WZ, 3.00%, 8/20/51	773	491,647
Series 2021-136, Class Z, 2.50%, 8/20/51	1,926	1,163,219
Series 2021-137, Class GZ, 2.50%, 8/20/51	2,095	1,419,628
Series 2021-138, Class Z, 2.50%, 8/20/51	1,246	789,309
Series 2021-139, Class ZJ, 2.50%, 8/20/51	1,716	1,179,875
Series 2021-154, Class ZC, 2.50%, 9/20/51	892	540,829
Series 2021-154, Class ZL, 3.00%, 9/20/51	480	281,028
Series 2021-156, Class GZ, 3.00%, 9/20/51	1,686	1,229,567
Series 2021-159, Class ZJ, 2.50%, 9/20/51	1,309	811,281
Series 2021-159, Class ZP, 2.00%, 9/20/51	1,166	786,929
Series 2021-160, Class NZ, 3.00%, 9/20/51	612	361,194
Series 2021-175, Class DZ, 3.00%, 10/20/51	1	676
Series 2021-177, Class JZ, 3.00%, 10/20/51	500	341,453
Series 2021-214, Class LZ, 3.00%, 12/20/51	1,064	763,426
Series 2022-173, Class S, 3.134%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(6)	1,553	1,545,367
Series 2022-189, Class US, 3.134%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(6)	1,828	1,847,710
Series 2022-195, Class AS, 3.348%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(6)	952	1,028,272
Series 2022-197, Class SW, 3.491%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(6)	1,721	1,721,776
Series 2023-53, Class AL, 5.50%, 4/20/53	4,000	3,950,924
Series 2023-53, Class SE, 2.951%, (22.55% - 30-day SOFR Average x 3.667), 4/20/53(6)	2,866	2,945,515
Series 2023-63, Class LB, 6.00%, 5/20/53	3,000	3,139,736
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-63, Class S, 2.951%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	$1,933	$ 1,941,307
Series 2023-64, Class LB, 6.00%, 5/20/53	1,224	1,280,705
Series 2023-65, Class G, 2.951%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	1,974	1,955,782
Series 2023-65, Class SB, 2.951%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	1,867	1,908,223
Series 2023-66, Class S, 2.951%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	969	994,818
Series 2023-82, Class AL, 6.00%, 6/20/53(9)	6,000	6,279,841
Series 2023-84, Class MW, 6.00%, 6/20/53(9)	3,500	3,638,169
Series 2023-84, Class SN, 2.77%, (22.387% - 30-day SOFR Average x 3.67), 6/20/53(6)	1,941	1,935,421
Series 2023-96, Class BL, 6.00%, 7/20/53	2,500	2,598,441
Series 2023-96, Class DB, 6.00%, 7/20/53	2,500	2,598,634
Series 2023-97, Class CB, 6.00%, 7/20/53	3,000	3,103,684
Series 2023-98, Class BW, 6.00%, 7/20/53	1,500	1,559,155
Series 2023-98, Class JB, 6.00%, 7/20/53	3,000	3,118,016
Series 2023-99, Class AL, 6.00%, 7/20/53(9)	4,000	4,158,094
Series 2023-117, Class JB, 6.00%, 8/20/53	2,000	2,077,760
Series 2023-150, Class AS, 6.948%, (27.528% - 30-day SOFR Average x 3.85), 10/20/53(6)	2,975	3,226,125
Series 2023-164, Class EL, 6.00%, 11/20/53(9)	5,000	5,175,180
Series 2023-164, Class LD, 6.50%, 11/20/53(9)	4,778	5,015,071
Series 2023-165, Class DY, 6.00%, 11/20/53(9)	10,000	10,270,937
Series 2023-165, Class EY, 6.50%, 11/20/53(9)	19,000	19,998,414
Series 2023-173, Class AX, 6.00%, 11/20/53	5,000	5,169,495
Series 2023-182, Class EL, 6.00%, 12/20/53	2,500	2,585,694
Interest Only:(7)
Series 2013-66, Class IE, 0.05%, (6.636% - 1 mo. SOFR x 1.00), 7/20/42(6)	6,362	14,784
Series 2014-94, Class IC, 0.10%, (6.286% - 1 mo. SOFR x 1.00), 9/20/35(6)	9,231	37,401
Series 2014-100, Class VI, 0.15%, (6.486% - 1 mo. SOFR x 1.00), 5/20/40(6)	3,801	18,238
Series 2014-139, Class BI, 0.25%, (6.536% - 1 mo. SOFR x 1.00), 11/20/37(6)	3,790	26,216
Series 2018-127, Class SG, 0.799%, (6.136% - 1 mo. SOFR), 9/20/48(6)	2,896	259,799
Series 2019-27, Class SA, 0.599%, (5.936% - 1 mo. SOFR), 2/20/49(6)	2,038	208,210
Series 2019-38, Class SQ, 0.599%, (5.936% - 1 mo. SOFR), 3/20/49(6)	2,532	244,964
Series 2019-43, Class BS, 0.599%, (5.936% - 1 mo. SOFR), 4/20/49(6)	3,399	349,064
Series 2020-32, Class KI, 3.50%, 3/20/50	3,476	564,433
Series 2020-65, Class MI, 2.50%, 12/20/49	2,743	320,998
Series 2020-97, Class MI, 2.50%, 3/20/50	1,771	219,185
Series 2020-146, Class IQ, 2.00%, 10/20/50	10,245	1,144,875

Eaton Vance
Government Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2020-146, Class QI, 2.00%, 10/20/50	$5,425	$ 599,121
Series 2020-149, Class NI, 2.50%, 10/20/50	10,765	1,438,960
Series 2020-165, Class UI, 2.00%, 11/20/50	4,443	508,221
Series 2020-167, Class KI, 2.00%, 11/20/50	6,944	775,182
Series 2020-167, Class YI, 2.00%, 11/20/50	5,640	666,405
Series 2020-173, Class DI, 2.00%, 11/20/50	8,390	1,008,986
Series 2020-181, Class TI, 2.00%, 12/20/50	14,366	1,649,184
Series 2021-23, Class TI, 2.50%, 2/20/51	6,859	878,532
Series 2021-56, Class SD, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 9/20/50(6)	4,353	57,731
Series 2021-114, Class MI, 3.00%, 6/20/51	4,868	755,291
Series 2021-122, Class NI, 3.00%, 7/20/51	3,347	509,804
Series 2021-125, Class SA, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 7/20/51(6)	3,983	121,617
Series 2021-131, Class QI, 3.00%, 7/20/51	6,407	790,187
Series 2021-140, Class YS, 0.00%, (1.586% - 1 mo. SOFR, Floor 0.00%), 8/20/51(6)	3,330	24,856
Series 2021-175, Class AS, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(6)	17,041	134,874
Series 2021-175, Class SB, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(6)	8,633	68,449
Series 2021-193, Class IU, 3.00%, 11/20/49	13,642	1,768,266
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day SOFR Average, Floor 0.00%), 11/20/51(6)	8,274	81,659
Series 2021-196, Class GI, 3.00%, 11/20/51	6,318	939,585
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	45,419	392,714
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	13,544	211,503
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 6/20/52(6)	18,287	179,223
Series 2023-13, Class SA, 0.055%, (5.40% - 30-day SOFR Average), 1/20/53(6)	7,001	182,098
Series 2023-19, Class SD, 0.955%, (6.30% - 30-day SOFR Average), 2/20/53(6)	4,658	235,343
Series 2023-20, Class HS, 0.955%, (6.30% - 30-day SOFR Average), 2/20/53(6)	4,945	257,088
Series 2023-22, Class ES, 0.955%, (6.30% - 30-day SOFR Average), 2/20/53(6)	7,473	388,489
Series 2023-22, Class SA, 0.355%, (5.70% - 30-day SOFR Average), 2/20/53(6)	4,384	137,976
Series 2023-24, Class SB, 0.00%, (5.15% - 30-day SOFR Average, Floor 0.00%), 2/20/53(6)	14,945	402,580
Series 2023-24, Class SG, 0.955%, (6.30% - 30-day SOFR Average), 2/20/53(6)	7,473	388,489
Series 2023-32, Class SA, 0.955%, (6.30% - 30-day SOFR Average), 2/20/53(6)	14,011	728,417
Series 2023-38, Class LS, 0.955%, (6.30% - 30-day SOFR Average), 3/20/53(6)	4,714	245,199
Series 2023-47, Class HS, 0.955%, (6.30% - 30-day SOFR Average), 3/20/53(6)	1,555	80,916
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2023-47, Class SC, 0.905%, (6.25% - 30-day SOFR Average), 3/20/53(6)	$2,351	$ 119,853
Series 2023-89, Class SE, 0.705%, (6.05% - 30-day SOFR Average), 6/20/53(6)	30,417	1,596,642
LHOME Mortgage Trust, Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(4)	1,050	1,063,771
MFRA Trust, Series 2023-NQM1, Class A2, 5.75% to 1/25/26, 11/25/67(1)(4)	548	556,068
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(4)	2,000	1,994,665
PNMAC GMSR Issuer Trust:
2024 Participation, 11.13%, (30-day SOFR Average + 5.75%), 12/14/24	718	720,043
Series 2022-GT1, Class A, 9.595%, (30-day SOFR Average + 4.25%), 5/25/27(1)(3)	500	504,721
Radnor RE Ltd., Series 2022-1, Class M1A, 9.095%, (30-day SOFR Average + 3.75%), 9/25/32(1)(3)	2,632	2,675,241
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(2)	8,768	8,106,475
Total Collateralized Mortgage Obligations (identified cost $277,090,086)		$ 246,946,823

Commercial Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
CSMC Trust, Series 2022-NWPT, Class A, 8.476%, (1 mo. SOFR + 3.143%), 9/9/24(1)(3)	$ 1,520	$ 1,534,267
Total Commercial Mortgage-Backed Securities (identified cost $1,518,832)		$ 1,534,267

U.S. Department of Agriculture Loans — 5.7%
Security	Principal Amount (000's omitted)	Value
USDA Guaranteed Loans:
8.00%, (USD Prime - 0.50%), 2/16/43(3)	$9,287	$ 9,290,571
8.00%, (USD Prime - 0.50%), 2/16/43(3)	2,685	2,685,761
8.00%, (USD Prime - 0.50%), 2/16/43(3)	11,012	11,018,348
Total U.S. Department of Agriculture Loans (identified cost $22,983,722)		$ 22,994,680

Eaton Vance
Government Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.6%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(7) Series 2021-SB91, Class X1, 0.681%, 8/25/41(2)	$4,737	$ 132,036
Government National Mortgage Association:
Interest Only:(7)
Series 2021-101, Class IO, 0.677%, 4/16/63(2)	8,887	474,447
Series 2021-132, Class IO, 0.726%, 4/16/63(2)	8,699	484,407
Series 2021-144, Class IO, 0.825%, 4/16/63(2)	8,552	514,328
Series 2021-186, Class IO, 0.764%, 5/16/63(2)	9,475	545,459
Series 2022-3, Class IO, 0.64%, 2/16/61(2)	9,630	467,201
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $3,328,063)		$ 2,617,878

U.S. Government Agency Mortgage-Backed Securities — 79.9%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.339%, (COF + 1.254%), with maturity at 2034(11)	$83	$ 80,506
4.391%, (COF + 1.254%), with maturity at 2035(11)	326	320,007
4.50%, with maturity at 2035	579	567,627
5.00%, with maturity at 2052(9)	4,902	4,788,607
5.459%, (1 yr. CMT + 2.238%), with maturity at 2036(11)	389	394,033
5.50%, with various maturities to 2052	1,722	1,733,192
5.50%, with maturity at 2053(9)	1,806	1,820,857
5.523%, (1 yr. CMT + 2.249%), with maturity at 2038(11)	339	343,360
6.00%, with various maturities to 2053	3,735	3,797,242
6.00%, with maturity at 2052(9)	1,129	1,149,700
6.50%, with various maturities to 2053	1,330	1,369,086
7.00%, with various maturities to 2025	7	7,082
7.50%, with maturity at 2024	0(5)	6
8.50%, with maturity at 2025	1	577
9.00%, with various maturities to 2027	1	715
9.50%, with maturity at 2025	0(5)	61
Federal National Mortgage Association:
4.286%, (COF + 1.272%), with maturity at 2033(11)	176	171,083
4.312%, (COF + 1.298%), with maturity at 2033(11)	96	93,163
4.325%, (COF + 1.298%), with maturity at 2035(11)	94	91,925
4.335%, (COF + 1.25%), with maturity at 2025(11)	14	14,439
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
4.339%, (COF + 1.254%), with maturity at 2034(11)	$23	$ 22,640
4.367%, (COF + 1.254%), with maturity at 2035(11)	96	94,657
4.369%, (COF + 1.25%), with maturity at 2026(11)	60	59,802
4.373%, (COF + 1.254%), with maturity at 2034(11)	143	138,424
4.50%, with various maturities to 2052	774	753,264
4.528%, (COF + 1.26%), with maturity at 2036(11)	94	91,505
4.622%, (COF + 1.312%), with maturity at 2036(11)	161	156,966
4.667%, (COF + 1.258%), with maturity at 2036(11)	25	24,218
4.903%, (COF + 2.365%), with maturity at 2027(11)	47	47,399
4.991%, (COF + 1.737%), with maturity at 2035(11)	376	370,219
5.00%, with maturity at 2027	20	20,254
5.117%, (COF + 1.855%), with maturity at 2034(11)	162	160,919
5.35%, (COF + 1.814%), with maturity at 2036(11)	1,775	1,743,148
5.50%, with various maturities to 2052	4,284	4,309,989
5.50%, with maturity at 2052(9)	9,381	9,432,976
5.93%, (1 yr. CMT + 2.095%), with maturity at 2040(11)	175	176,780
6.00%, with various maturities to 2053	4,278	4,362,027
6.00%, with maturity at 2053(9)	3,437	3,491,616
6.224%, (1yr. MTA + 1.167%), with maturity at 2044(11)	155	153,367
6.50%, with various maturities to 2053	6,258	6,424,759
6.656%, with maturity at 2025	4	4,214
7.50%, with maturity at 2026	0(5)	355
8.059%, with maturity at 2030	1	533
8.50%, with maturity at 2037	47	48,882
9.00%, with maturity at 2025	6	6,547
9.50%, with various maturities to 2030	2	2,099
Government National Mortgage Association:
3.50%, with maturity at 2050	451	416,429
3.75%, (1 yr. CMT + 1.50%), with maturity at 2027(11)	35	33,922
4.00%, with various maturities to 2049	1,150	1,100,427
4.00%, (1 yr. CMT + 1.50%), with maturity at 2026(11)	25	24,978
4.50%, with various maturities to 2049	429	420,464
5.00%, with various maturities to 2052	928	927,300
5.00%, with various maturities to 2052(9)	7,631	7,599,769
5.00%, with maturity at 2052(9)	1,645	1,638,089
5.50%, with various maturities to 2063	34,320	34,728,799
5.50%, with maturity at 2052(9)	3,323	3,355,595

Eaton Vance
Government Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
5.50%, with maturity at 2062(9)	$2,699	$ 2,702,475
5.50%, with maturity at 2052(9)	1,910	1,951,280
6.00%, with various maturities to 2063	46,896	47,901,833
6.00%, with various maturities to 2053(9)	4,323	4,447,436
6.00%, with maturity at 2053(9)	2,566	2,645,157
6.50%, with maturity at 2062(9)	2,512	2,558,206
6.50%, with various maturities to 2063	23,717	24,307,322
6.50%, with various maturities to 2063(9)	12,129	12,516,237
6.50%, with maturity at 2063(9)	2,251	2,291,830
7.00%, with various maturities to 2063	13,085	13,571,148
7.00%, with maturity at 2053(9)	1,260	1,320,652
7.00%, with maturity at 2053(9)	3,362	3,520,840
7.50%, with various maturities to 2053	889	917,130
9.50%, with maturity at 2025	1	1,138
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(12)	43,750	43,290,284
5.50%, 30-Year, TBA(12)	19,500	19,578,456
6.00%, 30-Year, TBA(12)	40,000	40,589,064
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $323,266,890)		$ 323,197,087

U.S. Government Guaranteed Small Business Administration Loans — 0.1%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust:
Interest Only:(13)(14)
Series 2018-4, Class A, 1.807%, 2/25/44(1)	$15,452	$ 553,434
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $4,254,057)		$ 553,434

Short-Term Investments — 1.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(15)	6,395,739	$ 6,395,739
Total Short-Term Investments (identified cost $6,395,739)		$ 6,395,739
Total Purchased Swaptions — 0.0%(16) (identified cost $381,014)		$ 168,633
Total Investments — 153.2% (identified cost $654,224,770)		$ 619,635,035
Total Written Swaptions — (0.0)%(16) (premiums received $361,610)		$ (9,374)

TBA Sale Commitments — (24.8)%
U.S. Government Agency Mortgage-Backed Securities — (24.8)%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association, 6.00%, 30-Year, TBA(12)	$ (35,400)	$ (35,958,024)
Uniform Mortgage-Backed Security:
6.50%, 30-Year, TBA(12)	(54,370)	(55,697,395)
7.00%, 30-Year, TBA(12)	(8,250)	(8,513,206)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $100,089,820)		$(100,168,625)
Total TBA Sale Commitments (proceeds $100,089,820)		$(100,168,625)
Other Assets, Less Liabilities — (28.4)%		$(115,083,184)
Net Assets — 100.0%		$ 404,373,852
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2024, the aggregate value of these securities is $45,347,659 or 11.2% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2024.
(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2024.
(4)	Step coupon security. Interest rate represents the rate in effect at January 31, 2024.

Eaton Vance
Government Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

(5)	Principal amount is less than $500.
(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2024.
(7)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(8)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(9)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(10)	When-issued security.
(11)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2024.
(12)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(13)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(14)	The stated interest rate represents the weighted average fixed interest rate at January 31, 2024 of all interest only securities comprising the trust.
(15)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2024.
(16)	Amount is less than 0.05% or (0.05)%, as applicable.

Purchased Interest Rate Swaptions (OTC) — 0.0%(1)
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 5/10/29 to pay 3.93% and receive SOFR	Bank of America, N.A.	USD	48,508,668	5/8/24	$168,633
Total					$168,633
(1)	Amount is less than 0.05%.
Written Interest Rate Swaptions (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 5/10/29 to receive 1.93% and pay SOFR	Bank of America, N.A.	USD	(48,508,668)	5/8/24	$(9,374)
Total					$(9,374)
(1)	Amount is less than (0.05)%.

Eaton Vance
Government Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	4,222	Long	3/28/24	$457,625,219	$ 7,928,611
U.S. 10-Year Treasury Note	107	Long	3/19/24	12,019,109	315,902
U.S. Long Treasury Bond	(485)	Short	3/19/24	(59,336,719)	(3,020,908)
U.S. Ultra-Long Treasury Bond	(91)	Short	3/19/24	(11,758,906)	(466,514)
					$4,757,091
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	50,000	Receives	SOFR (pays annually)	3.07% (pays annually)	10/14/32	$ 2,225,987	$ —	$ 2,225,987
USD	6,000	Receives	SOFR (pays annually)	3.16% (pays annually)	1/5/33	220,895	—	220,895
USD	25,000	Receives	SOFR (pays annually)	1.92% (pays annually)	4/8/52	7,913,038	—	7,913,038
Total						$10,359,920	$ —	$10,359,920
Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
MTA	– Monthly Treasury Average
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
USD	– United States Dollar
At January 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Interest Rate Risk: Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts and interest rate swaps and swaptions to enhance total return, to change the overall duration of the Fund and/or to hedge against fluctuations in securities prices due to changes in interest rates.

Eaton Vance
Government Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of January 31, 2024 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
BMO Capital Markets Corp.	1/3/24	On Demand(1)	5.50%	$9,005,638	$9,044,163
BMO Capital Markets Corp.	1/3/24	On Demand(1)	5.55	6,757,445	6,786,615
BMO Capital Markets Corp.	1/3/24	On Demand(1)	5.50	1,721,343	1,728,707
MUFG Securities Americas, Inc.	12/5/23	On Demand(1)	5.65	5,733,233	5,785,421
MUFG Securities Americas, Inc.	12/5/23	On Demand(1)	5.65	3,801,004	3,835,604
MUFG Securities Americas, Inc.	12/5/23	On Demand(1)	5.65	3,323,376	3,353,628
MUFG Securities Americas, Inc.	1/22/24	On Demand(1)	5.55	9,647,250	9,662,123
MUFG Securities Americas, Inc.	1/22/24	On Demand(1)	5.55	4,851,175	4,858,654
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	8,156,407	8,226,570
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	4,952,790	4,995,395
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	4,675,583	4,715,803
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	4,567,934	4,607,228
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	3,302,513	3,330,922
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	3,236,658	3,264,500
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	3,126,200	3,153,092
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	2,898,417	2,923,350
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	2,866,644	2,891,304
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	2,673,468	2,696,466
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	2,654,999	2,677,838
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	2,454,967	2,476,085
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	2,364,071	2,384,407
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	2,314,818	2,334,731
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	2,295,172	2,314,916
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	1,974,462	1,991,447
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	1,967,955	1,984,884
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	1,865,297	1,881,343
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	1,576,187	1,589,746
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	1,262,257	1,273,115
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	987,416	995,910
TD Securities (USA) LLC	12/11/23	On Demand(1)	5.63	7,107,279	7,165,077
TD Securities (USA) LLC	12/19/23	On Demand(1)	5.63	2,081,196	2,095,517
TD Securities (USA) LLC	1/18/24	On Demand(1)	5.63	4,820,211	4,830,765
Total				$121,023,365	$121,855,326
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At January 31, 2024, the remaining contractual maturity of all open reverse repurchase agreements was overnight and continuous. At January 31, 2024, the underlying collateral for all open reverse repurchase agreements was $132,492,688 comprised of cash of $590,000 and agency mortgage-backed securities and collateralized mortgage obligations having an aggregate market value of $131,902,688.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2024. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2024.

Eaton Vance
Government Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At January 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $6,395,739, which represents 1.6% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$4,120,946	$69,638,859	$(67,364,066)	$ —	$ —	$6,395,739	$54,228	6,395,739
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 15,226,494	$ —	$ 15,226,494
Collateralized Mortgage Obligations	—	246,946,823	—	246,946,823
Commercial Mortgage-Backed Securities	—	1,534,267	—	1,534,267
U.S. Department of Agriculture Loans	—	22,994,680	—	22,994,680
U.S. Government Agency Commercial Mortgage-Backed Securities	—	2,617,878	—	2,617,878
U.S. Government Agency Mortgage-Backed Securities	—	323,197,087	—	323,197,087
U.S. Government Guaranteed Small Business Administration Loans	—	553,434	—	553,434
Short-Term Investments	6,395,739	—	—	6,395,739
Purchased Interest Rate Swaptions	—	168,633	—	168,633
Total Investments	$ 6,395,739	$ 613,239,296	$ —	$ 619,635,035
Futures Contracts	$ 8,244,513	$ —	$ —	$ 8,244,513
Swap Contracts	—	10,359,920	—	10,359,920
Total	$14,640,252	$ 623,599,216	$ —	$ 638,239,468
Liability Description
TBA Sale Commitments	$ —	$(100,168,625)	$ —	$(100,168,625)
Written Interest Rate Swaptions	—	(9,374)	—	(9,374)

Eaton Vance
Government Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Futures Contracts	$(3,487,422)	$ —	$ —	$ (3,487,422)
Total	$(3,487,422)	$(100,177,999)	$ —	$(103,665,421)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.